Remuneration System for the Management Board and Employees of the Group - 2016 Long Term Incentive Plan - Additional Information (Detail)		12 Months Ended
	Apr. 01, 2016 EUR (€) shares	Dec. 31, 2019	Dec. 31, 2018 EUR (€) Beneficiary	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation vesting period			1 year
Share based payment expense			€ 5,585,000	€ 4,975,000	€ 2,357,000
Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted			8,804
Number of performance shares forfeited			4,006
2016 long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation grant date			Apr. 01, 2016
Description of vesting requirements for share-based payment arrangement			Vesting/performance period is four years. If the predefined key performance criteria for the respective period are fully met, 25% of the performance shares become vested in each year of the four-year vesting period. The number of performance shares vested per year is calculated based on key performance criteria comprising the absolute MorphoSys share price performance and the relative MorphoSys share price performance compared to the Nasdaq Biotechnology Index and the TecDAX Index. The number of performance shares vested each year will be reduced or increased to the extent that the performance criteria of the respective year have been achieved between only 50% and 99.9% (<100%) or the achievement of the performance criteria has exceeded 100% (maximum 200%). If in one year the performance criteria are met by less than 50%, no performance shares will become vested in that year.
Share based compensation vesting period			4 years
Percentage of perfomance shares vested	25.00%		25.00%	25.00%
Maximum pay-out Factor	1
Description of share based compensation exercise period	Six-month
2016 long-term incentive plan [member] | Non adjusting event [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of perfomance shares vested		25.00%
2016 long-term incentive plan [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	68,143
Fair value of stock options granted	€ 46.86
Dividend declared	€ 0
Number of beneficiaries left | Beneficiary			8
Number of performance shares forfeited			10,998
Assumption for beneficiaries that would leave in the vesting period | Beneficiary			1
Performance criteria fulfillment standards	1
Percentage of target expected to achieve to allocate performance shares	123.50%
Performance period to issue total number of shares	4 years
Increase in total number of shares to be issued | shares	68,595
Share based payment expense			€ 330,727	€ 663,624	€ 1,483,694
Management board [member] | 2016 long-term incentive plan [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	35,681
Senior management [member] | 2016 long-term incentive plan [member] | Performance share [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted	32,462
Top of range [member] | 2016 long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of increase in performance shares vested	100.00%
Performance criteria fulfillment percentage	200.00%
Conditional percentage of increase in number of shares vested	200.00%
Bottom of range [member] | 2016 long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance criteria fulfillment percentage	0.00%